Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Parenthetical) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Level 3
Disclosure Of Financial Instruments [Line Items]
Gain (loss) on re-measurement of contingent consideration provision	$ (0.1)	$ 18.7